EMPLOYEE BENEFITS - Defined benefit pension plan - Reconciliation of plan assets and liabilities (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliations of assets and liabilities of the plans
Net	R$ (1,441,592)	R$ (1,138,591)
Defined benefit obligation	(1,441,592)	(1,138,591)
Present value of the defined benefit obligations
Reconciliations of assets and liabilities of the plans
Net	(5,921,285)	(4,601,965)	R$ (4,391,251)	R$ (4,314,592)
Plan assets
Reconciliations of assets and liabilities of the plans
Net	4,652,000	3,656,891	R$ 3,568,934	R$ 3,456,613
Asset ceiling restrictions on recognition of net funded assets
Reconciliations of assets and liabilities of the plans
Net	R$ (172,307)	R$ (193,517)